Debt - Senior Secured Credit Facilities - Additional Information (Detail) (USD $)	3 Months Ended												12 Months Ended
	Dec. 31, 2012	Sep. 28, 2012	Jun. 29, 2012	Mar. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jul. 01, 2011	Apr. 01, 2011	Dec. 31, 2010	Oct. 01, 2010	Jul. 02, 2010	Apr. 02, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revolving credit facility, facility size	$ 1,400,000,000												$ 1,400,000,000
Gain (loss) on retirement of debt - net	0	(1,000,000)	0	(5,000,000)	(1,000,000)	(19,000,000)	(10,000,000)	(10,000,000)	(13,000,000)	(1,000,000)	(1,000,000)	0	(6,000,000)	(40,000,000)	(15,000,000)
Fees paid to refinance credit facility													9,000,000	0	0
Minimum [Member]
Leverage Ratio	1.5 to 1.0												1.5 to 1.0
Trw Automotive Incorporated And Substantially All Domestic Subsidiaries [Member]
Percentage of stock pledged	100.00%												100.00%
Foreign Subsidiaries Owned Directly By Domestic Entities [Member]
Percentage of stock pledged	65.00%												65.00%
Prior Credit Agreement [Member]
Gain (loss) on retirement of debt - net														(3,000,000)
Revolving Credit Facility [Member]
Line of Credit Facility, Description													The Revolving Credit Facility will mature on September 28, 2017; provided that if, as of (a) the last fiscal day of October 2016, with respect to the Company’s 7¼% senior unsecured notes due 2017, or (b) the last fiscal day of July 2017, with respect to the Company’s 8.875% Senior Notes due 2017 (each such series of notes, “Inside Maturity Notes”), an aggregate amount of the applicable Inside Maturity Notes in excess of $100 million remains outstanding and the amount of available liquidity does not exceed the aggregate amount of cash necessary to redeem such Inside Maturity Notes by at least $500 million, then the maturity date of the Revolving Credit Facility will be 20 business days after either such date.
Gain (loss) on retirement of debt - net													$ (1,000,000)
Commitment fee													0.30%
Revolving Credit Facility [Member] | Base Rate [Member]
Applicable margin	0.75%												0.75%
Revolving Credit Facility [Member] | Euro Denominated [Member]
Applicable margin	1.75%												1.75%